Schedule of Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
U.S. federal and state net operating loss carryforwards	$ 3,608	$ 2,698
Allowance for credit losses	232	108
Research and development	1,305	596
Amortization		5
Accrued expenses and other current liabilities	740	301
Stock-based compensation	273	590
Operating lease liability	119	7
Total deferred tax assets	6,277	4,305
Deferred tax liabilities
Amortization	(54)
Property and equipment, net (21) (15)	(13)	(21)
Operating lease right-of-use assets	(109)	(7)
Total deferred tax liabilities	(176)	(28)
Valuation allowance	(6,091)	(4,277)
Net deferred tax assets after valuation allowance	$ 10